LONG-TERM INVESTMENTS (Details Narrative) - 12 months ended Dec. 31, 2021 € in Millions	EUR (€) shares	USD ($) shares
LOANS RECEIVABLE AND ADVANCES (Details Narrative)
Purchased Common Shares | €	€ 2.0
Exchange Common Shares | shares	225,000	225,000
Ownership	9.60%	9.60%
Ownership Of Diluted Basis	9.00%	9.00%
Fair Value		$ 199,000,000
Purchased Common Share Of The Investee		230
Purchased Common Share Of The Investee Second Tranche		780
Fair Value Common Share		570
Fair Value Common Shares		380
Fair Value Common Shares Second Tranch		180
Common Shares Price		3,600
Common Shares Value		$ 4,800
Fair Value Calculations	10.00%	10.00%
Common Shares Results	10.00%	10.00%
Change In Share Price	10.00%	10.00%
Change In Fair Value		$ 10,000